Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation
(19)	Share-based Compensation

(a)	2012 Option G

On March 12, 2012, the Company granted options (“2012 Options G”) to its directors and employees to purchase up to 92,845,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five-year service period from 2012 to 2016. The expiration date of the 2012 Options is March 12, 2022. The 2012 Options G had an exercise price of US$0.30 (RMB1.90) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share, except for the 3,200,000 options granted to the two independent directors which had an exercise price of US$0.31 (RMB1.98) and an intrinsic value of US$0.03(RMB0.17) per ordinary share. The exercise price for Option G was later modified to US$0.001 (RMB0.006) and the number of shares are reduced by half with no incremental cost as a result of such option modification in November 2014. The fair value of the options was determined by using the Black-Scholes option pricing model.

For the years ended December 31, 2019 and 2020, share-based compensation expenses of nil were recognized in connection with the 2012 Options G, respectively.

For the year ended December 31, 2020, changes in the status of total outstanding options, were as follows:

	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2020	400,000	2.25	0.01	3,613
Exercised	—	—	—
Forfeited	—	—	—
Outstanding as of December 31, 2020	400,000	1.25	0.01	1,567
Exercisable as of December 31, 2020	400,000	1.25	0.01	1,567

As of December 31, 2020, all of the above options were fully vested.

Total intrinsic value of options exercised for the Company’s share option plans for the years ended December 31, 2018, 2019 and 2020 were RMB16,884, RMB5,703 and nil, respectively.

(b)	The 521 Plan

In-substance non-recourse loans and option grants

As disclosed in Note 9, the 521 Plan was designed to incentivize the Participants, 90% of the subscription price of the shares under the 521 Plan shall be settled by the Group through in-substance nonrecourse loans with interest at a rate of 8% to the Participants. While the remaining 10% is contributed by the Participants. The loan is repayable by the Participants upon the earlier of the expiry date of the 521 Plan, termination of employment or the agency contract or within five years.

Given the consideration received from the employee consists of an in-substance nonrecourse loans, the award is, accounted for as an option until the note is repaid. In addition to the underlying shares which are collaterals to the loans, the Group also has legal recourse to the Participants’ personal assets until the loans and interests are paid in full. However, the Group considers these loans to be in-substance nonrecourse loans due to the uncertainty of the Group’s ability to recover sufficient assets from the Participants to justify the recourse nature of the loan. In accordance of ASC 718, the rights and obligations embodied in a transfer of equity shares to Participants for loans that provides no recourse, other than the shares, to other assets of the employee are substantially the same as those embodied in a grant of share options. Accordingly, the 521 Plan is accounted for as grant of share options. The principal and interest are included as part of the exercise price of the “option” (therefore, no interest income is recognized). Substantively, each share under the 521 Plan is an option to purchase a fixed number of share at a strike price per ADS equal to the subscription price (i.e., the exercise price) of US$27.38 per ADS increasing over time as interest accrues on the loan, offset by any dividends declared on the share. Further, because the shares sold on a nonrecourse basis are accounted for as options, the note and the shares are not recorded. Rather, compensation cost is recognized over any requisite service period, with an offsetting credit to additional paid-in capital (“APIC”). Periodic principal and interest payments, if any, are treated as deposits.

Refundable share right deposits are recorded as a liability until the note is paid off, at which time the deposit balance is transferred to APIC. Nonrefundable deposits are immediately recorded as a credit to APIC as payments are received.

Vesting conditions:

Vesting, Forfeiture, and Settlement Terms:

The Participants’ rights to ownership benefits of the shares are subject to the Participants’ achievement of service and performance vesting conditions. Each award agreement contains a condition for service from January 1, 2019 through December 31, 2023 (which coincides with loan maturity date) as well as individually determined performance conditions based on cumulative sales over the service period. Participants must achieve both the service and performance conditions for their shares to fully vest at the end of the loan maturity date, otherwise the share appreciation profits at the end of the vesting period, if any, after principals and accrued interests of the loans are fully repaid to the Group, will be either fully retained or partially retained by the Group.

Under these vesting and profit distribution arrangements, the Group can be required to settle the option or similar instrument by transferring cash, representing a noncontingent cash settlement feature which requires the 521 awards to be liability classified.

Option modification

In November 2019, the Board of Directors and Compensation Committee approved a modification of the settlement terms of the 521 Plan from cash settlement to net share settlement of vested ADS options. Under the amended award agreement, the Group will settle the vested ADS option with shares of the Group at a value equal to the excess of the settlement date fair value of the ADS over the loan principal plus interest. If the ADS depreciated or have not appreciated sufficiently to repay the loan principal and interest, the outstanding loan balance (if any) shall be otherwise negotiated and determined by the Group and the Participants. The modification result in a change of awards’ classification from liability to equity. Other terms of the options grants remain unchanged.

The modified award was accounted for as an equity award going forward from the date of modification with a fair value measured on the modification date on a straight-line basis over the remaining requisite service period. The Group compared the fair value of the options granted immediately before the modification to the fair value of the modified award and there is no change in the fair value at the modification date. Therefore, at the modification date, the Group reclassified the amounts previously recorded as a share-based compensation liability as a component of equity in the form of a credit to additional paid-in capital.

At the modification date on November 18, 2019, the Group used the Black-Scholes valuation model in determining the fair value of the options granted, which requires the input of certain assumptions, including the expected life of the stock option, stock price volatility, dividend rate and risk-free interest rate. The assumption used in determining the fair value of the options on the modification date were as follows:

Assumptions	November 18, 2019

Expected dividend yield (Note i)		3.00%
Risk-free interest rate (Note ii)		1.61%
Expected volatility (Note iii)		50.25%
Expected life (Note iv)		4.12 years
Share price per ordinary share on valuation date	US$	26.64

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on its historical dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the 5-year US Government Bond yield as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

The expected life was the contractual life of the 521 plan.

As of December 31, 2019, the Group had reserved 280,000,000 ordinary shares available to be granted as share-based awards under the 521 Plan. The 521 Plan is generally scheduled to be vested over five years. 150,000,000 ordinary shares were granted on December 31, 2018 and the rest has been granted on January 10, 2019 subsequently.

On November 15, 2019, the Board of Directors of the Group approved an exemption of the first-year performance condition for all Participants under the 521 Plan. For the year ended December 31, 2019, the Group estimated the forfeiture rate for all Participants to be nil. Mainly due to the impact of COVID-19 and the recent evolving dynamics of the insurance industry, the Group estimated that it is not probable that the Participants can achieve the second-year performance condition by end of 2020.

In December 2020, the Group entered into supplemental agreements with all remaing Participants to cancel the 521 Plan. In accordance with the supplemental agreements, all the relevant original contractual agreements were terminated and lapsed and upon which, the 521 Plan Employee Companies returned a total of 280,000,000 subscribed ordinary shares to the Group, and as a condition, the Group refunded all share rights deposits amounting RMB250,312 (US$38,332) back to the Participants, and terminated the Participants’ obligation to repay the Group the non-recourse loan principal and accumulated interest. By the end of 2020, the transaction was completed and the returned shares were all cancelled.

For the year ended December 31, 2020, changes in the status of total outstanding options under 521 Plan, was as follows:

	Number of options	Weighted average exercise price in US$	Weighted average remaining contractual life (Years)	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2020	280,000,000	1.4	4.00	—
Granted	—
Exercised	—	—	—	—
Cancelled	(280,000,000)	1.4	—	—
Outstanding as of December 31, 2020	—	—	—	—

For the year ended December 31, 2019, the Group recognized RMB393 share-based compensation expense related to the 521 plan, while for the year ended December 31, 2020, the Group reversed RMB393 as the the stock options related to the 521 Plan were estimated to be improbable to vest. As of December 31, 2020, there was no unrecognized share-based compensation expense related to the 521 Plan.